INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
2015	$ 1,772
2016	1,621
2017	1,489
2018	1,452
Thereafter	1,215
Total	7,549	9,407
Amortization expense	$ 1,858	$ 2,915	$ 1,947